Provisions - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Provisions	£ 766	£ 736
Expected credit losses held against contingent liabilities and commitments
Disclosure of other provisions [line items]
Provisions	398	420
Barclays Bank PLC
Disclosure of other provisions [line items]
Provisions	428	435
Not more than one year
Disclosure of other provisions [line items]
Expected reimbursement	693	663
Not more than one year | Barclays Bank PLC
Disclosure of other provisions [line items]
Expected reimbursement	£ 415	£ 421